Significant Accounting Policies (Details)		12 Months Ended
	Mar. 11, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2022 USD ($)
Accounting Policies [Abstract]
Number of operating segments		1
Cash and cash equivalents		$ 190,100,000	$ 18,300,000
Restricted cash		1,500,000		$ 1,500,000
Available-for-sale securities		300,000
Credit losses were recognized		0
Allowance for credit losses		0	0
Depreciation expense		$ 500,000	100,000
Number of reporting units		1
Impairment loss		$ 0
Goodwill		4,204,000		1,111,000
Accumulated impairment loss		0	0
Computing implementation costs		1,200,000
Computing implementation costs		49,000
Amount recognized			0
Principal amount			400,000
Accrued interest paid	$ 3,000
Debt outstanding		35,000	87,000	$ 31,000
Advertising costs		$ 800,000	$ 200,000
Requisite service period		4 years